Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense	$ (5,055)	$ 1,771	$ (5,194)	$ 3,449	$ 5,199	$ 4,422	$ 1,754
Income tax benefit due to revaluation of deferred tax assets and liabilities							$ 1,800
Tax credit carryforward					$ 500	$ 300
Effect income tax rate	19.20%	29.00%	18.30%	29.30%